Trade Receivables and Other Current Assets and Receivables - Additional Information (Details) € in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) contract	Dec. 31, 2019 EUR (€)	Feb. 10, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Trade Receivables and Other Current Assets and Receivables [Line Items]
Research tax credits receivable from current tax year		€ 4,400	€ 4,800
Corrective claims for additional reimbursements of CIR, prior years		4,200	2,900	€ 3,800
Short-term deposit accounts		8,829	€ 7,336
Maximum indemnification amount		2,000			€ 2,000
Number of contracts under foreign currency forward | contract			3
Amount of foreign currency forward contract | $						$ 60.0
Deferral of insurance costs			€ 1,800
Tax receivables		4,373	9,028	9,833
Receivable for current year				4,293
Receivables from previous years not yet received							€ 4,171	€ 880
Corrective claims								478
Receivables from previous years not yet received including corrective claim								€ 4,513
Amount received for tax credit	€ 3,633
Percentage of amount received for tax credit	81.00%
Prepaid expenses		7,454	3,313	€ 495
Inventiva Inc.
Trade Receivables and Other Current Assets and Receivables [Line Items]
Research tax credits receivable from current tax year		€ 200
Socit Gnrale
Trade Receivables and Other Current Assets and Receivables [Line Items]
Short-term deposit accounts			3,300			4.0
Crdit Agricole bank
Trade Receivables and Other Current Assets and Receivables [Line Items]
Short-term deposit accounts			€ 4,100			$ 5.0